Property, Plant And Equipment (Schedule Of Net Book Value Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	$ 4,826	$ 4,896	$ 4,883
Right of use Assets	1,193	1,246	1,340
Property, plant and equipment	6,019	6,142
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	10,127	9,943
Right of use Assets	1,474	1,387
Property, plant and equipment	11,601	11,330
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	5,301	5,047
Right of use Assets	(281)	(141)
Property, plant and equipment	(5,582)	(5,188)
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	3,518	3,490	3,420
Cable And Telecommunications Distribution System [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	7,475	7,189
Cable And Telecommunications Distribution System [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	3,957	3,699
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	312	358	368
Digital Cable Terminals And Modems [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	853	937
Digital Cable Terminals And Modems [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	541	579
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	40	46	60
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	106	114
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	66	68
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	328	352	375
Land And Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	646	645
Land And Buildings [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	318	293
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	211	230	199
Data Center Infrastructure, Data Processing And Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	630	638
Data Center Infrastructure, Data Processing And Other [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	419	408
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	417	420	$ 461
Assets Under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	417	420
Assets Under Construction [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment, Excluding Right Of Use Assets	$ 0	$ 0